CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 345	$ 563
Funds deposited by counterparties	32	33
Restricted cash	8	17
Accounts receivable, net	1,025	1,024
Inventory	383	412
Derivative instruments	860	764
Cash collateral posted in support of energy risk management activities	190	287
Prepayments and other current assets	245	302
Current assets - held-for-sale	0	1
Current assets - discontinued operations	0	197
Total current assets	3,088	3,600
Property, plant and equipment, net	2,593	3,048
Other Assets
Equity investments in affiliates	388	412
Operating lease right-of-use assets, net	464
Goodwill	579	573
Intangible assets, net	789	591
Nuclear decommissioning trust fund	794	663
Derivative instruments	310	317
Deferred income taxes	3,286	46
Other non-current assets	240	289
Non-current assets - held-for-sale	0	77
Non-current assets - discontinued operations	0	1,012
Total other assets	6,850	3,980
Total Assets	12,531	10,628
Current Liabilities
Current portion of long-term debt and finance leases	88	72
Current portion of operating lease liabilities	73
Accounts payable	722	863
Derivative instruments	781	673
Cash collateral received in support of energy risk management activities	32	33
Accrued expenses and other current liabilities	663	680
Current liabilities - held for sale	0	5
Current liabilities - discontinued operations	0	72
Total current liabilities	2,359	2,398
Other Liabilities
Long-term debt and finance leases	5,803	6,449
Non-current operating lease liabilities	483
Nuclear decommissioning reserve	298	282
Nuclear decommissioning trust liability	487	371
Derivative instruments	322	304
Deferred income taxes	17	65
Other non-current liabilities	1,084	1,274
Non-current liabilities - held-for-sale		65
Non-current liabilities - held-for-sale	0	65
Non-current liabilities - discontinued operations	0	635
Total other liabilities	8,494	9,445
Total Liabilities	10,853	11,843
Redeemable noncontrolling interest in subsidiaries	20	19
Commitments and Contingencies
Stockholders' Equity
Common stock; $0.01 par value; 500,000,000 shares authorized; 421,890,790 and 420,288,886 shares issued; and 248,996,189 and 283,650,039 shares outstanding at December 31, 2019 and 2018	4	4
Additional paid-in capital	8,501	8,510
Accumulated deficit	(1,616)	(6,022)
Treasury stock, at cost; 172,894,601 and 136,638,847 shares at December 31, 2019 and 2018	(5,039)	(3,632)
Accumulated other comprehensive loss	(192)	(94)
Total Stockholders' Equity	1,658	(1,234)
Total Liabilities and Stockholders' Equity	$ 12,531	$ 10,628